Common Stock (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Common Stock [Abstract]
Schedule of Outstanding Warrant Activity

The following table summarizes the Company’s outstanding warrant activity for the three months ended March 31, 2026 (in number of warrant shares):

	Shortfall Warrants	Publicly Traded Warrants	Term Loan Warrants	September 2025 Offering Warrants	October 2025 Offering Warrants	Issued Pre-Funded Warrants	Series A Warrants & February 2026 Placement Agent Warrants
December 31, 2025	1,135,499	14,166,666	3,500,000	5,868,336	9,248,136	-	-
Issued	-	-	-	-	-	27,053,850	123,750,000
March 31, 2026	1,135,499	14,166,666	3,500,000	5,868,336	9,248,136	27,053,850	123,750,000

The following table summarizes the Company’s outstanding warrant activity for the years ended December 31, 2025 and 2024 (in number of warrant shares):

	Shortfall Warrants	Publicly Traded Warrants	Term Loan Warrants	September 2025 Offering Warrants	October 2025 Offering Warrants
December 31, 2023	3,874,394	14,166,666	-	-	-
Issued	-	-	2,000,000	-	-
Exercised	(664,883)	-	-	-	-
December 31, 2024	3,209,511	14,166,666	2,000,000	-	-
Issued	-	-	1,500,000	5,868,336	9,248,136
Exercised	(2,074,012)	-	-	-	-
December 31, 2025	1,135,499	14,166,666	3,500,000	5,868,336	9,248,136

Schedule of Fair Value Measurements of Forward Purchase Agreement Warrant Liability	The following table presents the quantitative information regarding the fair value measurements of the forward purchase agreement warrant liability for each amendment:
	July 29, 2024		December 19, 2024		July 28, 2025		December 18, 2025
	Pre- Modification	Post- Modification	Pre- Modification	Post- Modification	Pre- Modification	Post- Modification	Pre- Modification	Post- Modification
Stock price	$2.06	$2.06	$1.84	$1.84	$1.53	$1.53	$0.70	$0.70
Initial exercise price	$10.46	$10.46	$10.46	$10.46	$10.46	$10.46	$10.46	$10.46
Annual volatility	138.0%	138.0%	80.0%	133.0%	62.0%	62.0%	45.0%	113.0%
Remaining term (in years)	0.4	0.4	0.0	1.0	0.4	0.4	0.0	1.0
Risk-free rate	5.12%	5.12%	4.30%	4.19%	4.24%	4.24%	3.71%	3.43%